OTHER OPERATING INCOME (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Other Operating Income [Abstract]
Conciliation payment	kr 1,300	kr 0	kr 0